Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition [Abstract]
Schedule of trade receivables, unbilled receivables, contract assets, and contract liabilities (deferred revenues) from contracts with customers
	December 31,
	2021	2020
Trade receivables (net of allowance for credit losses of $5,071 and $3,967 at December 31, 2020 and 2021, respectively)	$116,974	$91,986
Unbilled receivables	19,614	14,842
Contract assets	5,482	4,231
Long-term trade receivables	1,318	1,410
Deferred revenues (short-term contract liabilities)	$10,771	$8,793